Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Components of Trade and Other Receivables
The Company’s trade and other receivables as at December 31, 2023 and December 31, 2022 include the following:

	2023	2022
	$	$
Trade receivables	36,355	29,128
Accrued revenues	3,486	3,288
Tax credits receivable	1,890	3,054
Interest receivable	—	1,662
Other receivables	44	395
	41,775	37,527